Segment Reporting	9 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
The Company allocates capital and assesses performance from the separate perspectives of its two publicly-traded subsidiaries Teekay LNG and Teekay Tankers (together, the Controlled Daughter Entities), Teekay and its remaining subsidiaries (or Teekay Parent), and its equity-accounted investee, Teekay Offshore (collectively with the Controlled Daughter Entities, the Daughter Entities), as well as from the perspective of the Company's lines of business. The primary focus of the Company’s organizational structure, internal reporting and allocation of resources by the chief operating decision maker is on the Controlled Daughter Entities, Teekay Parent and its equity-accounted investee, Teekay Offshore (the Legal Entity approach), and its segments are presented accordingly on this basis. The Company (which excludes Teekay Offshore) has three primary lines of business: (1) offshore production (FPSO units), (2) LNG and liquefied petroleum gas (or LPG) carriers), and (3) conventional tankers. The Company manages these businesses for the benefit of all stakeholders. The Company incorporates the primary lines of business within its segments, as in certain cases there is more than one line of business in each Controlled Daughter Entity and the Company believes this information allows a better understanding of the Company’s performance and prospects for future net cash flows.
The following table includes the Company’s revenues by segment for the three and nine months ended September 30, 2018 and 2017:

	Revenues(1)
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers(2)	118,188	92,700	335,409	271,078
Conventional Tankers	5,148	11,585	25,548	35,291
	123,336	104,285	360,957	306,369

Teekay Tankers
Conventional Tankers	175,915	91,238	516,039	330,512

Teekay Parent
Offshore Production	71,583	51,254	203,982	143,769
Conventional Tankers	—	1,041	—	4,965
Other	45,988	19,727	144,115	47,149
	117,571	72,022	348,097	195,883

Teekay Offshore(2)(3)	—	255,781	—	796,711

Eliminations and other	(260)	(22,545)	(8,867)	(71,266)
	416,562	500,781	1,216,226	1,558,209

(1)	The comparative periods do not include the impact of the January 1, 2018 adoption of ASU 2014-09 (see Note 2).

(2)
Certain vessels are chartered between the Daughter Entities and Teekay Parent. The amounts in the table below represent revenue earned by each segment from other segments within the group. Such intersegment revenue for the three and nine months ended September 30, 2018 and 2017 is as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
	$	$	$	$
Teekay LNG - Liquefied Gas Carriers	—	9,296	9,418	26,851
Teekay Offshore	—	9,211	—	33,429
	—	18,507	9,418	60,280
(3) On September 25, 2017, the Company deconsolidated Teekay Offshore (see Note 4).
The following table includes the Company’s income (loss) from vessel operations by segment for the three and nine months ended September 30, 2018 and 2017:

	Income (loss) from Vessel Operations(1)
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	51,581	44,902	105,571	128,281
Conventional Tankers	(4,583)	(34,580)	(22,926)	(42,010)
	46,998	10,322	82,645	86,271

Teekay Tankers
Conventional Tankers	(2,166)	(13,734)	(24,002)	(1,406)

Teekay Parent
Offshore Production	12,905	(223,957)	25,328	(262,986)
Conventional Tankers	—	(3,077)	—	(8,524)
Other	(2,655)	216	(8,463)	(20,370)
	10,250	(226,818)	16,865	(291,880)

Teekay Offshore(2)	—	40,384	—	147,060

	55,082	(189,846)	75,508	(59,955)

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

(2)	On September 25, 2017, the Company deconsolidated Teekay Offshore (see Note 4).
Commencing on September 25, 2017, the Company accounts for its investment in Teekay Offshore using the equity method, and recognized equity losses of $2.7 million and $11.4 million in respect of Teekay Offshore for the three and nine months ended September 30, 2018, respectively, and an equity loss of $3.1 million for the three and nine months ended September 30, 2017.

A reconciliation of total segment assets to total assets presented in the accompanying unaudited consolidated balance sheets is as follows:

	September 30, 2018	December 31, 2017
	$	$
Teekay LNG - Liquefied Gas Carriers	5,081,219	4,624,321
Teekay LNG - Conventional Tankers	67,244	112,844
Teekay Tankers - Conventional Tankers	2,074,833	2,125,909
Teekay Parent - Offshore Production	335,948	366,229
Teekay Parent - Conventional Tankers	13,056	13,620
Teekay Parent - Other	35,592	26,527
Teekay Offshore	259,839	280,774
Cash and cash equivalents	385,352	445,452
Other assets not allocated	103,821	118,493
Eliminations	(17,117)	(21,732)
Consolidated total assets	8,339,787	8,092,437